As filed with the Securities and Exchange Commission on August 31, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2018

Item 1. Reports to Stockholders.

Point Bridge GOP Stock Tracker ETF
Ticker: MAGA

Annual Report
June 30, 2018

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POINT BRIDGE GOP STOCK TRACKER ETF

TABLE OF CONTENTS
June 30, 2018

You should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. Contact Point Bridge Capital at 817-529-4600 or visit www.investpolitically.com to obtain a prospectus or summary prospectus which contains this and other information about the Fund.  The prospectus or summary prospectus should be read carefully before investing.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Foreside Fund Services, LLC, distributor.

POINT BRIDGE GOP STOCK TRACKER ETF

LETTER TO SHAREHOLDERS
June 30, 2018

Dear Point Bridge GOP Stock Tracker ETF Shareholders,

Thank you for your investment in the Point Bridge Capital GOP Stock Tracker ETF (“ETF” or MAGA”).  The information presented in this report relates to the operations of MAGA since its inception on September 6, 2017 (the “Period”).

The ETF seeks to track the price and yield performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index, an equal-weight custom index derived from holdings in the S&P 500 Index and developed by Point Bridge Capital, LLC (the “Index Provider”). This index strategy represents a portfolio of holdings from the S&P 500 Index that are highly supportive of Republican candidates for federal office, including President, Vice President, Congress, and other Republican Party-affiliated groups as determined by a rulesbased methodology. The methodology includes screening Federal Election Commission (FEC) electoral campaign contribution data from the two most recent election cycles. Companies that satisfy an initial screening are ranked on a proprietary screening process based primarily on the total net dollars and the net percentage of dollars given by a company’s employees and/or PAC(s) to Republican Candidates and Republican Committees versus Democratic Candidates and Committees.

For the fiscal year ended June 29, the ETF returned 10.96% at its market price since its inception on 9/6/2017 and 9.88% at the NAV since inception. The sector that most positively contributed to the return during the Period was Energy, contributing 4.32%, followed by Industrials, contributing 2.61%. The sector that detracted the most to the return was Utilities, reducing the return by 0.18%, followed by Health Care, also reducing the return by 0.18%. The best-performing security in the ETF during the Period was WW Grainger Inc (LB), up 91.08%, followed by Marathon Oil Corp, up 79.42%. The securities that were the biggest detractors during the Period were General Electric Co (GE), returning -43.49%, followed by Celgene Corp, returning -43.34%.

We appreciate your investment in the Point Bridge Capital GOP Stock Tracker ETF.

Sincerely,

Hal Lambert
Chief Executive Officer, Point Bridge Capital
Adviser to the ETF

POINT BRIDGE GOP STOCK TRACKER ETF

LETTER TO SHAREHOLDERS
June 30, 2018

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Returns less than one year are not annualized. You cannot invest directly in an index. As stated in the prospectus, the total annual operating expenses are 0.72%. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Point Bridge GOP Stock Tracker Index
Using a rules-based methodolgy, the Index selects the top 150 Republican/GOP stocks from the S&P 500 based on the political contributions of the company PACs and employees during the previous two election cycles.

S&P 500® Index
The S&P 500 Index in an unmanaged index of 500 common stocks primarily traded on the New York Stock Exchange, weighted by market capitalization. Index performance includes the reinvestment of dividends and capital gains.

POINT BRIDGE GOP STOCK TRACKER ETF

PERFORMANCE SUMMARY
June 30, 2018 (Unaudited)

This chart illustrates the performance of a hypothetical $10,000 investment made on September 6th, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Cumulative Returns	Since
Period Ended June 30, 2018	Inception (1)
Point Bridge GOP Stock Tracker ETF - NAV	9.88%
Point Bridge GOP Stock Tracker ETF - Market	10.96%
Point Bridge GOP Stock Tracker Index (2)(3)	10.58%
S&P 500 Index (2)(4)	12.00%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated August 30, 2017, is 0.72%. For performance information current to the most recent month-end, please call 1-800-617-0004.

POINT BRIDGE GOP STOCK TRACKER ETF

PERFORMANCE SUMMARY
June 30, 2018 (Continued)

(1) Inception date is September 06, 2017.

(2) Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3) The Index uses an objective, rules-based methodology to track the performance of companies whose employees and political action committees (“PACs”) are highly supportive of Republican candidates for election to the United States Congress, the Vice Presidency, or the Presidency (“Candidates”) and party-affiliated federal committees or groups that are subject to federal campaign contribution limits (e.g., Republican National Committee, Democratic National Committee, National Republican Senatorial Committee, Democratic Congressional Campaign Committee) (“Committees”). The Index is composed of the common stock of public operating companies and real estate investment trusts (“REITs”).

(4) The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

POINT BRIDGE GOP STOCK TRACKER ETF

PORTFOLIO ALLOCATION (as a % of net assets)
As of June 30, 2018 (Unaudited)

Basic Materials	5.9%
Communications	0.6%
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	14.9%
Energy	16.4%
Financial	22.6%
Industrial	17.8%
Technology	0.7%
Utilities	8.9%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
June 30, 2018

Security Description	Shares	Value
COMMON STOCKS - 99.7%
Aerospace/Defense - 4.5%
General Dynamics Corporation	1,310	$244,197
Lockheed Martin Corporation	818	241,662
Northrop Grumman Corporation	798	245,545
Raytheon Company	1,238	239,157
The Boeing Company	719	241,232
TransDigm Group, Inc.	768	265,067
United Technologies Corporation	2,081	260,187
		1,737,047
Agriculture - 1.4%
Altria Group, Inc.	4,601	261,291
Philip Morris International, Inc.	3,343	269,914
		531,205
Airlines - 0.6%
American Airlines Group, Inc.	6,159	233,796

Auto Manufacturers - 0.6%
PACCAR, Inc.	4,065	251,867

Auto Parts & Equipment - 0.6%
The Goodyear Tire & Rubber Company	10,492	244,359

Banks - 10.2%
Bank of America Corporation	8,848	249,425
BB&T Corporation	5,007	252,553
Citigroup, Inc.	3,878	259,516
Comerica, Inc.	2,744	249,485
Fifth Third Bancorp	8,200	235,340
Huntington Bancshares, Inc.	17,003	250,964
JPMorgan Chase & Company	2,376	247,579
KeyCorp	12,783	249,780
Morgan Stanley	5,115	242,451
Regions Financial Corporation	13,881	246,804
SunTrust Banks, Inc.	3,830	252,857
The Goldman Sachs Group, Inc.	1,137	250,788
The PNC Financial Services Group. Inc.	1,784	241,018
U.S. Bancorp	5,130	256,603
Wells Fargo & Company	4,792	265,668
Zions Bancorporation	4,644	244,692
		3,995,523

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.7% (Continued)
Beverages - 1.4%
Dr Pepper Snapple Group, Inc.	2,204	$268,888
Molson Coors Brewing Company - Class B	4,178	284,271
		553,159
Biotechnology - 0.7%
Celgene Corporation (a)	3,358	266,692

Building Materials - 1.3%
Johnson Controls International PLC	7,557	252,782
Masco Corporation	6,655	249,030
		501,812
Chemicals - 4.0%
CF Industries Holdings, Inc.	6,150	273,060
DowDuPont, Inc.	3,864	254,715
Eastman Chemical Company	2,435	243,402
FMC Corporation	2,996	267,273
PPG Industries, Inc.	2,549	264,408
The Sherwin-Williams Company	663	270,219
		1,573,077
Commercial Services - 2.0%
Cintas Corporation	1,387	256,692
Ecolab, Inc.	1,817	254,980
Equifax, Inc.	2,078	259,978
		771,650
Distribution/Wholesale - 1.3%
LKQ Corporation (a)	8,148	259,921
W.W. Grainger, Inc.	845	260,598
		520,519
Diversified Financial Services - 4.4%
Affiliated Managers Group, Inc.	1,608	239,061
CME Group, Inc.	1,554	254,732
Franklin Resources, Inc.	7,717	247,330
Intercontinental Exchange, Inc.	3,510	258,160
Invesco Ltd.	9,507	252,506
Raymond James Financial, Inc.	2,640	235,884
The Charles Schwab Corporation	4,600	235,060
		1,722,733
Electric - 8.1%
American Electric Power Comapny, Inc.	4,249	294,243
Dominion Energy, Inc.	4,242	289,220
Duke Energy Corporation	3,666	289,907

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.7% (Continued)
Electric - 8.1% (Continued)
Evergy, Inc. (a)	5,174	$290,520
Exelon Corporation	6,639	282,822
FirstEnergy Corporation	7,970	286,203
NextEra Energy, Inc.	1,694	282,949
Pinnacle West Capital Corporation	3,652	294,205
PPL Corporation	10,133	289,297
SCANA Corporation	7,345	282,929
The Southern Company	6,136	284,158
		3,166,453
Electrical Components & Equipment - 0.6%
Emerson Electric Company	3,631	251,047

Electronics - 1.3%
Honeywell International, Inc.	1,749	251,943
Waters Corporation (a)	1,310	253,603
		505,546
Engineering & Construction - 0.7%
Fluor Corporation	5,275	257,315

Food - 2.2%
Campbell Soup Company	7,798	316,131
Conagra Brands, Inc.	7,037	251,432
The J.M. Smucker Company	2,590	278,373
		845,936
Forest Products & Paper - 0.6%
International Paper Company	4,516	235,193

Gas - 0.8%
NiSource, Inc.	11,291	296,727

Hand/Machine Tools - 0.6%
Stanley Black & Decker, Inc.	1,807	239,988

Healthcare-Products - 3.4%
Abbott Laboratories	4,198	256,036
Boston Scientific Corporation (a)	8,312	271,802
ResMed, Inc.	2,487	257,604
The Cooper Companies, Inc.	1,143	269,119
Zimmer Biomet Holdings, Inc.	2,309	257,315
		1,311,876

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.7% (Continued)
Healthcare-Services - 0.7%
Aetna, Inc.	1,469	$269,562

Home Builders - 0.6%
PulteGroup, Inc.	8,156	234,485

Home Furnishings - 1.4%
Leggett & Platt, Inc.	6,133	273,777
Whirlpool Corporation	1,740	254,440
		528,217
Insurance - 4.4%
Aflac, Inc.	5,787	248,957
Arthur J Gallagher & Company	3,844	250,936
Berkshire Hathaway, Inc. - Class B (a)	1,354	252,724
Brighthouse Financial, Inc. (a)	5,686	227,838
Cincinnati Financial Corporation	3,723	248,920
MetLife, Inc.	5,602	244,247
The Travelers Companies, Inc.	2,022	247,372
		1,720,994
Iron/Steel - 0.6%
Nucor Corporation	3,973	248,313

Leisure Time - 0.7%
Harley-Davidson, Inc.	6,291	264,725

Lodging - 0.6%
Wynn Resorts Ltd.	1,477	247,161

Machinery-Construction & Mining - 0.6%
Caterpillar, Inc.	1,710	231,996

Machinery-Diversified - 0.6%
Deere & Company	1,669	233,326

Mining - 0.7%
Freeport-McMoRan, Inc.	14,729	254,223

Miscellaneous Manufacturing - 3.2%
Eaton Corporation PLC	3,355	250,753
General Electric Company	18,684	254,289

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.7% (Continued)
Miscellaneous Manufacturing - 3.2% (Continued)
Illinois Tool Works, Inc.	1,797	$248,956
Parker-Hannifin Corporation	1,548	241,256
Textron, Inc.	3,831	252,501
		1,247,755
Oil & Gas - 12.3%
Anadarko Petroleum Corporation	3,720	272,490
Apache Corporation	6,287	293,917
Chevron Corporation	2,101	265,629
Concho Resources, Inc. (a)	2,070	286,384
ConocoPhillips	3,825	266,296
Devon Energy Corporation	6,299	276,904
EOG Resources, Inc.	2,257	280,839
EQT Corporation	5,000	275,900
Exxon Mobil Corporation	3,177	262,833
Helmerich & Payne, Inc.	4,062	258,993
Hess Corporation	4,295	287,293
HollyFrontier Corporation	3,440	235,399
Marathon Oil Corporation	12,652	263,921
Marathon Petroleum Corporation	3,362	235,878
Newfield Exploration Company (a)	9,110	275,578
Occidental Petroleum Corporation	3,108	260,077
Phillips 66	2,273	255,281
Valero Energy Corporation	2,219	245,932
		4,799,544
Oil & Gas Services - 1.9%
Baker Hughes, a GE Company - Class A	7,653	252,779
Halliburton Company	5,521	248,776
TechnipFMC PLC	8,146	258,554
		760,109
Packaging & Containers - 0.6%
WestRock Company	4,356	248,379

Pharmaceuticals - 3.3%
Allergan PLC	1,559	259,916
AmerisourceBergen Corporation	3,084	262,973
Cardinal Health, Inc.	4,977	243,027
McKesson Corporation	1,790	238,786
Perrigo Company PLC	3,625	264,299
		1,269,001

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.7% (Continued)
Pipelines - 2.1%
Kinder Morgan, Inc.	15,760	$278,479
ONEOK, Inc.	3,880	270,941
The Williams Companies, Inc.	10,291	278,989
		828,409
Real Estate - 3.5%
Duke Realty Corporation (b)	9,247	268,441
Extra Space Storage, Inc. (b)	2,710	270,485
Mid-America Apartment Communities, Inc. (b)	2,758	277,648
Regency Centers Corporation (b)	4,466	277,249
The Macerich Company (b)	4,659	264,771
		1,358,594
Retail - 5.4%
AutoZone, Inc. (a)	394	264,346
Dollar Tree, Inc. (a)	3,213	273,105
L Brands, Inc.	7,179	264,762
Lowe’s Companies, Inc.	2,650	253,261
O’Reilly Automotive, Inc. (a)	938	256,609
The Home Depot, Inc.	1,339	261,239
Wal-Mart Stores, Inc.	3,145	269,369
Yum! Brands, Inc.	3,193	249,756
		2,092,447
Shipbuilding - 0.7%
Huntington Ingalls Industries, Inc.	1,173	254,295

Software - 0.7%
Fidelity National Information Services, Inc.	2,502	265,287

Telecommunications - 0.6%
AT&T, Inc.	7,734	248,339

Transportation - 3.2%
CSX Corporation	3,960	252,569
FedEx Corporation	1,021	231,828
Norfolk Southern Corporation	1,722	259,798
Union Pacific Corporation	1,838	260,408
United Parcel Service, Inc. - Class B	2,278	241,992
		1,246,595
TOTAL COMMON STOCKS (Cost $38,342,862)		$38,865,276

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
June 30, 2018 (Continued)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
Morgan Stanley Institutional Liquidity Funds
Government Portfolio - Institutional Class, 1.80% (c)	90,568	90,568
TOTAL SHORT-TERM INVESTMENTS (Cost $90,568)		90,568

TOTAL INVESTMENTS - 99.9% (Cost $38,433,430)		38,955,844
Other Assets in Excess of Liabilities - 0.1%		22,384
NET ASSETS - 100.0%		$38,978,228

PLC - Public Liability Company
(a)	Non-income producing security.
(b)	Real Estate Investment Trust (“REIT”).
(c)	Annualized seven-day yield as of June 30, 2018.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF ASSETS & LIABILITIES
June 30, 2018

ASSETS
Investments in Securities, at Value*	$38,955,844
Interest and Dividends Receivable	45,772
Total Assets	39,001,616

LIABILITIES
Management Fees Payable	23,388
Total Liabilities	23,388
NET ASSETS	$38,978,228

NET ASSETS CONSIST OF:
Paid-in Capital	$38,320,761
Undistributed Net Investment Income	274,978
Accumulated Net Realized Gain (Loss) on:
Investments in Securities	(139,925)
Net Unrealized Appreciation on:
Investments in Securities	522,414
Net Assets	$38,978,228
* Identified Cost:
Investments in Securities	$38,433,430

Net Asset Value (unlimited shares authorized):
Net Assets	$38,978,228
Shares Outstanding (No Par Value)	1,425,000
Net Asset Value, Offering and Redemption Price per Share	$27.35

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF OPERATIONS
Period Ended June 30, 2018(a)

INVESTMENT INCOME:
Dividends	$624,616
Interest	679
Total Investment Income	625,295

EXPENSES:
Management Fees	202,586
Total Expenses	202,586
Net Investment Income	422,709

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
Investments in Securities	993,138
Net Change in Unrealized Appreciation of:
Investments in Securities	522,414
Net Realized and Unrealized Gain on Investments	1,515,552
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,938,261

(a)	The Fund commenced operations on September 6, 2017.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended June 30, 2018(a)
OPERATIONS
Net Investment Income	$422,709
Net Realized Gain on Investments	993,138
Change in Unrealized Appreciation of Investments	522,414
Net Increase in Net Assets Resulting from Operations	1,938,261

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(139,266)
From Net Realized Gains	(8,465)
Total Distributions to Shareholders	(147,731)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	42,731,930
Payments for Shares Redeemed	(5,544,232)
Net Increase in Net Assets Derived from Capital Share Transactions (b)	37,187,698
Net Increase in Net Assets	$38,978,228

NET ASSETS
Beginning of period	$—
End of Period	$38,978,228
Undistributed Net Investment Income,	$274,978

(a)	The Fund commenced operations on September 6, 2017.

(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	1,625,000
Shares Redeemed	(200,000)
Net Increase	1,425,000

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended June 30, 2018(a)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:
Net Investment Income (b)	0.34
Net Realized and Unrealized Gain on Investments	2.13
Total from Investment Operations	2.47

Less Distributions:
From Net Investment Income	(0.11)
From Net Realized Gains	(0.01)
Total Distributions	(0.12)
Net Asset Value, End of Period	$27.35
Total Return	9.88	%(c)

Supplemental Data:
Net Assets at End of Period (000’s)	$38,978

Ratios to Average Net Assets:
Expenses to Average Net Assets	0.72	%(d)
Net Investment Income to Average Net Assets	1.50	%(d)
Portfolio Turnover Rate (e)	14	%(c)

(a)	The Fund commenced operations on September 6, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2018

NOTE 1. ORGANIZATION
Point Bridge GOP Stock Tracker ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index (the “Index”). The Fund commenced operations on September 6, 2017.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

POINT BRIDGE GOP STOCK TRACKER ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$38,865,276	$—	$—	$38,865,276
Short-Term Investments	90,568	—	—	90,568
Total Investments in Securities	$38,955,844	$—	$—	$38,955,844
^ See Schedule of Investments for breakout of investments by industry.

For the period ended June 30, 2018, there were no transfers into or out of Levels 1, 2, or 3. It is the Fund’s policy to record transfers into or out of Levels at the end of the period.

B. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis

Distributions received from a Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

C. Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains are declared and paid by the Fund at least on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassification have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for in-kind transactions. For the period ended June 30, 2018, the following table shows the reclassifications made:

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-In Capital
($8,465)	($1,124,598)	$1,133,063

During the period ended June 30, 2018, the Fund realized $1,135,572 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

I. Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to June 30, 2018, that materially impacted the amounts or disclosures in the Fund’s Financial Statements.

NOTE 3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Point Bridge Capital, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, in exchange for a unified management fee from the Fund, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. USBFS also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s Custodian.

Foreside Fund Services, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

NOTE 4. PURCHASES AND SALES OF SECURITIES
During the period ended June 30, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $5,599,256 and $4,974,859, respectively.

During the period ended June 30, 2018, in-kind transactions associated with creations and redemptions were $42,377,575 and $5,483,208, respectively.

During the period ended June 30, 2018, there were no purchases or sales of U.S. Government securities.

NOTE 5. INCOME TAX INFORMATION
The components of distributable earnings and tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of June 30, 2018, were as follows:

Tax cost of investments	$38,532,795
Gross tax unrealized appreciation	$2,779,197
Gross tax unrealized depreciation	($2,356,148)
Net tax unrealized appreciation	$423,049
Undistributed ordinary income	$274,978
Total distributable earnings	$—
Other accumulated (loss)	($40,560)
Total accumulated gain (loss)	$657,467

The difference between book and tax-basis cost is primarily attributable to partnership basis adjustments and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and certain ordinary losses realized after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At June 30, 2018, the Fund deferred, on a tax basis, post-October or late-year ordinary losses of:

Post October Loss Deferral
$—

At June 30,2018, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$40,560	$—	Indefinite

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2018

The tax character of distributions paid by the Fund during the period ended June 30, 2018, were as follows:

Ordinary Income	Capital Gains
$147,731	$—

NOTE 6. SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $250, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Shares Transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2018, there is one shareholder that owned, of record or beneficially, more than 25% of the Fund’s shares.

POINT BRIDGE GOP STOCK TRACKER ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
June 30, 2018

To the Shareholders of Point Bridge GOP Stock Tracker ETF and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements
We have audited the accompanying statement of assets & liabilities, including the schedule of investments, of Point Bridge GOP Stock Tracker ETF (the “Fund”), a series of ETF Series Solutions, as of June 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for the period September 6, 2017 (commencement of operations) through June 30, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, the results of its operations, changes in its net assets, and financial highlights for the period September 6, 2017 (commencement of operations) through June 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of June 30, 2018, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 27, 2018

POINT BRIDGE GOP STOCK TRACKER ETF

TRUSTEES AND OFFICERS
June 30, 2018

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	35	Independent Trustee, Managed Portfolio Series (36 portfolios); Director, Anchor Bancorp Wisconsin, Inc. (2011–2013).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	35	Independent Trustee, Managed Portfolio Series (36 portfolios).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	35	Independent Trustee, PPM Funds (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, USBFS (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	35	None

POINT BRIDGE GOP STOCK TRACKER ETF

TRUSTEES AND OFFICERS
June 30, 2018 (Continued)

Principal Officers of the Trust
The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Paul R. Fearday, CPA Born: 1979	President and Assistant Treasurer	Indefinite term; President and Assistant Treasurer since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008); Manager, PricewaterhouseCoopers LLP (accounting firm) (2002–2008).
Michael D. Barolsky, Esq. Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Vice President, USBFS (since 2012); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, USBFS (since 2015); Vice President, USBFS (2014–2015); Assistant Vice President, USBFS (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, USBFS (since 2015); Assistant Vice President, USBFS (2011– 2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, USBFS (since 2017); Assistant Vice President, USBFS (2012-2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President (since 2016); Officer, USBFS (2012-2016).

POINT BRIDGE GOP STOCK TRACKER ETF

EXPENSE EXAMPLE
For the Six-Months Ended June 30, 2018

As a shareholder of Point Bridge GOP Stock Tracker ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXAMPLE
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 01, 2018	Ending Account Value June 30, 2018	Expenses Paid During the Period (a)	Annualized Expense Ratio
Actual	$1,000.00	$981.50	$3.54	0.72%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 181/365, (to reflect the one-half period).

POINT BRIDGE GOP STOCK TRACKER ETF

QUALIFIED TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended June 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended June 30, 2018 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 5.73%.

INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthemore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.investpolitically.com daily.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE TRUSTEES (Unaudited)

SAI includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.investpolitically.com

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily net asset value (NAV) is available, without charge, on the Fund’s website at www.investpolitically.com

Advisor
Point Bridge Capital, LLC
300 Throckmorton Street, Suite 1550
 Fort Worth, Texas 76102

Sub-Advisor
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
 Roswell, Georgia 30076

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
 Portland, Maine 04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
 Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
 Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
 Washington, DC 20004-2541

Point Bridge GOP Stock Tracker ETF
Symbol – MAGA
CUSIP – 26922A628

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and acting principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 6/30/2018
Audit Fees	$14,500
Audit-Related Fees	$0
Tax Fees	$3,000
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 6/30/2018
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2018
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/principal executive officer and Assistant Treasurer/acting principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and acting principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*        /s/ Paul R. Fearday
    Paul R. Fearday, President (principal executive officer)

Date              8/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title           /s/ Paul R. Fearday
    Paul R. Fearday, President (principal executive officer)

Date              8/24/18

By (Signature and Title)*        /s/ Brett M. Wickmann
    Brett M. Wickmann, Assistant Treasurer (acting principal financial officer)

Date              8/24/18

* Print the name and title of each signing officer under his or her signature.